Operating Revenue (Schedule of Operating Revenue) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		$ 14,559	$ 11,662	$ 11,551
Other revenues	[1],[2]	(614)	(242)	368
Total operating revenue		13,945	11,420	11,919
Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		5,261	4,509	4,833
Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		4,480	3,194	3,102
Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		901	748	730
Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,235	921	868
Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		234	175	128
Nonregulated Electric Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,249	1,005	822
Regulated Gas Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		331	322	271
Regulated Gas Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		188	160	129
Regulated Gas Sales | Other
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		168	108	68
Regulated Gas Transportation and Storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		38	35	23
Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		296	248	303
Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[2],[3]	178	237	274
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		9,868	7,470	7,661
Other revenues	[1],[2]	(214)		102
Total operating revenue		9,654	7,470	7,763
Virginia Electric and Power Company | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		4,039	3,366	3,677
Virginia Electric and Power Company | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		3,647	2,417	2,342
Virginia Electric and Power Company | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		472	367	380
Virginia Electric and Power Company | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,172	862	804
Virginia Electric and Power Company | Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		132	107	90
Virginia Electric and Power Company | Nonregulated Electric Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		68	44	19
Virginia Electric and Power Company | Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		277	234	299
Virginia Electric and Power Company | Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[2],[3]	$ 61	$ 73	$ 50

[1]	Includes alternative revenue of $72 million, $44 million and $84 million at both Dominion Energy and Virginia Power for years ended December 31, 2022, 2021 and 2020, respectively.
[2]	See Note 25 for amounts attributable to related parties and affiliates.
[3]	Includes sales of renewable energy credits were $42 million, $33 million and $20 million for the years ended December 31, 2022, 2021 and 2020, respectively, at Dominion Energy and $18 million, $21 million and $11 million for the years ended December 31, 2022, 2021 and 2020, respectively, at Virginia Power.